Debt - asset-backed financing (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 9,004	€ 8,672
Asset-backed financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade and other receivables	€ 151	€ 457